Contingent consideration 1 - Summary of reconciliation of contingent consideration (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 6,870,783	$ 8,967,785
Interest	220,484	593,462	$ 221,637
Foreign currency (gain)/loss	(139,043)	697,233
Loss/(Gain) on revaluation of contingent consideration	166,696	(3,387,697)	85,226
Contingent Consideration	$ 7,118,920	$ 6,870,783	$ 8,967,785